Organization and Nature of Operations - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Aug. 27, 2020 USD ($)	Aug. 27, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Sep. 30, 2019 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued during the period shares					17,897,478
Class of warrants or rights warrants issued during the period					7,612,147
Net loss						$ (418,696)	¥ (2,731,985)	¥ (3,691,673)	¥ (1,398,823)
Accumulated deficit						1,735,237		6,824,503		¥ 11,322,423
Cash from operations						(21,420)	(139,766)	(3,562,765)	(1,572,715)
Cash, cash equivalents, and short-term investments | ¥								1,946,931		29,209,388
Proceeds from initial public offering						1,748,718	11,410,386	¥ 0	0
Proceeds from FO, net of issurance cost						$ 2,450,407	15,988,903
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering	$ 1,655,678	¥ 11,409,248		¥ 11,410,386
Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from FO, net of issurance cost | ¥			¥ 15,988,903
Unsecured Debt [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash, cash equivalents, and short-term investments | ¥									¥ 35,585	¥ 35,306,556
Proceeds from short term unsecured borrowings | ¥							¥ 0
Chengxing [Member] | Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage						100.00%				100.00%
Series A Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					2,021,635
Series A One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					1,859,082
Series A Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					23,343
Series B Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					3,198,839
Series B One Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					4,361,678
Series B Two Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					1,045,497
Series C Redeemable Convertible Preferred Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Temporary equity shares issued during the period shares					3,183,626
Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage						43.44%				43.44%
Redeemble Convertible Preferred Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage						38.09%				38.09%
Equity Related Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest issued percentage						18.47%				18.47%